Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000252269 | Invesco QQQ Trust Series 1, 0
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000252269 | SPDR S&P 500 ETF Trust, 0
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000252269 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000252269 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236830 | Technology Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000236830 | Energy Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000236830 | SPDR Bloomberg 1-3 Month T-Bill ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000236830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000236830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000236830 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%